Business Combinations - Pro Forma Results (Details) - USD ($) $ in Thousands	7 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Business Combinations [Abstract]
Revenue for the year		$ 224,895	$ 103,304	$ 130,569
Fuel Systems (prior to merger)		96,833	263,397
Pro forma revenue for the period		321,728	366,701
Net loss for the year		(97,573)	(99,154)	$ (147,978)
Fuel Systems, net of transaction costs (prior to merger)	$ (5,049)	(6,249)	(47,135)
Proforma adjustments		(28,951)	(1,575)
Proforma net loss for the year		$ (132,773)	$ (147,864)